INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Current tax expense (income), Current year	$ 7,878	$ (2,331)	$ 14,378
Deferred tax expense (income), Creation and reversal of temporary differences	(4,783)	4,834	5,310
Tax expenses (benefit)	$ 3,095	$ 2,503	$ 19,688